Warrant Liabilities and SoftBank Debt Financing (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Total Warrant liabilities, net	$ 15,547	$ 418,908
Private Warrants
Class of Warrant or Right [Line Items]
Warrant liability at issuance	17,879	0
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(2,332)	0
Total Warrant liabilities, net	15,547	0
SoftBank Senior Unsecured and 2020 LC Warrants
Class of Warrant or Right [Line Items]
Total Warrant liabilities, net	0	418,908
SoftBank Senior Unsecured Notes Warrant
Class of Warrant or Right [Line Items]
Warrant liability at issuance	568,877	568,877
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(58,495)	(288,674)
Warrant liability deferred financing cost adjustment	(934)	(934)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(474,521)	0
Less: Reclassification to Equity	(34,927)	0
Total Warrant liabilities, net	0	279,269
2020 LC Facility Warrant
Class of Warrant or Right [Line Items]
Warrant liability at issuance	284,440	284,440
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	(29,243)	(144,335)
Warrant liability deferred financing cost adjustment	(466)	(466)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	(237,265)	0
Less: Reclassification to Equity	(17,466)	0
Total Warrant liabilities, net	$ 0	$ 139,639